Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets, net
Provision for doubtful debts	¥ 2,463	$ 358	¥ 866
Accrued expense	3,737	543	231
Net operating loss carry forward	78,985	11,489	54,079
Government grant related to assets	54	8	69
Fixed assets depreciation	14	2
Estimated liabilities	10	2
Valuation allowance	¥ (85,263)	$ (12,401)	(55,245)
Deferred tax liabilities
Fixed assets depreciation			5
Total deferred tax liabilities			¥ 5